Other expenses (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other expenses

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

Administrative expenses (Note a)	3,173,806	24,702,679	27,063,110	27,379,871
Business development expenses	899,162	6,998,444	5,930,705	7,257,135
Cleaning expenses	789,630	6,145,931	6,845,835	6,804,944
Consulting services expenses	166,318	1,294,500	1,776,726	641,155
Daily maintenance	355,436	2,766,464	3,212,612	2,531,002
Insurance	117,875	917,460	3,470,575	4,397,605
Listing expenses (Note b)	1,300,023	10,118,468	8,410,621	-
Rental related expenses	2,893,237	22,518,934	22,460,725	22,730,101
Share based payment expense	1,503,218	11,700,000	-	-
Storage expenses	14,014	109,073	104,011	113,142
Traveling and communication expenses	411,964	3,206,440	356,155	457,896

	11,624,683	90,478,393	79,631,075	72,312,851

a)	Administrative expenses mainly include expenses incurred on employee activities, freight charge, shop expenses and other miscellaneous expenses, which individually are not material to the Group.

b)	Listing expenses include expenses incurred for the initial public offering of the Company’s shares on the Nasdaq Stock Exchange and expenses associated with achieving the dual listing of the Company’s shares on the Quotation Board of the Frankfurt Stock Exchange.